Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2025
Borrowing costs Abstract [Abstract]
Schedule of Term Loan Facilities and Unutilized Credit Facilities
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	September 30 2025	December 31 2024

USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	—	586
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	—	78
2019 USD Dresden Equipment Financing	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	36	36
2020 USD Equipment Financing	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	—	34
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	16	14
Various	EUR, USD	Various			2026-2033	10	5
Current total						$62	$753

2019 USD Dresden Equipment Financing	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	18	36
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	1,039	974
Various	EUR, USD	Various			2026-2033	52	43
Non-current total						$1,109	$1,053
Total						$1,171	$1,806
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

	September 30, 2025	December 31, 2024

Revolving Credit Facility	$1,012	$1,012
Uncommitted Credit Facilities	104	102
Total	$1,116	$1,114